Interim condensed consolidated statement of cash flows - COP ($) $ in Billions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flow from operating activities:
Net profit for the period	$ 11,316	$ 7,618
Adjustments to reconcile the net profit to net cash provided by operating activities:
Income taxes expense	5,474	2,294
Depreciation, depletion, and amortization	7,459	8,384
Foreign exchange gain	(560)	(164)
Finance cost of loans and borrowings	3,510	3,776
Finance cost of post-employment benefits and abandonment costs	1,529	1,452
Write off exploratory assets and dry wells	115	268
(Gain) loss on disposal of non-current assets	(2)	7
Impairment reversal (loss)	0	3
Impairment loss of current assets	150	191
Gain on fair value adjustment of financial assets and interest	(657)	(787)
Loss on hedging transactions with derivatives	14	3
Share of profit of associates and joint ventures	(418)	(398)
(Gain) loss on the sale of assets held for sale	(16)	1
(Gain) loss on hedge ineffectiveness	(46)	2
Realized (gain) loss on foreign exchange cash flow hedges	(851)	124
Movements in provisions	155	243
Net change in operational assets and liabilities:
Trade and other receivables	(8,636)	4,687
Inventories	(2,202)	(635)
Trade and other payables	4,669	79
Tax assets and liabilities	204	(3,574)
Provisions for employee benefits	(714)	(581)
Provisions and contingencies	(517)	(381)
Other assets and liabilities	(149)	(341)
Income tax paid	(5,688)	(6,103)
Net cash provided by operating activities	14,139	16,168
Cash flow from investing activities:
Investment in joint ventures	(71)	(1)
Consideration paid for the acquisition of assets	0	(1,109)
Investment in property, plant, and equipment	(3,767)	(3,808)
Investment in natural and environmental resources	(4,270)	(4,963)
Acquisition of intangibles	(314)	(219)
Purchase/sale of other financial assets net	(646)	(2,258)
Interests received	619	652
Dividends received	251	121
Proceeds from sales of assets	96	33
Net cash used in investment activities	(8,102)	(11,552)
Cash flow from financing activities:
Proceeds from loans and borrowings	16,383	9,967
Repayment of loans and borrowings	(13,556)	(3,313)
Interest payments	(3,951)	(3,932)
Lease payments	(302)	(291)
Dividends paid	(6,038)	(10,695)
Net cash used in financing activities	(7,464)	(8,264)
Exchange difference in cash and cash equivalents	(522)	(288)
Net decrease in cash and cash equivalents	(1,949)	(3,936)
Cash and cash equivalent at the beginning of the year	10,694	14,054
Cash and cash equivalent at the end of the period	$ 8,745	$ 10,118